Shareholder Report, Holdings (Details)	Jun. 30, 2024
S&P 500 Index Master Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[1]
S&P 500 Index Master Portfolio | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
S&P 500 Index Master Portfolio | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%	[1]
S&P 500 Index Master Portfolio | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
S&P 500 Index Master Portfolio | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
S&P 500 Index Master Portfolio | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
S&P 500 Index Master Portfolio | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
S&P 500 Index Master Portfolio | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
S&P 500 Index Master Portfolio | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[1]
S&P 500 Index Master Portfolio | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[1]
S&P 500 Index Master Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[2]
S&P 500 Index Master Portfolio | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[2]
S&P 500 Index Master Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%	[2]
S&P 500 Index Master Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
S&P 500 Index Master Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[2]
S&P 500 Index Master Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[2]
S&P 500 Index Master Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
S&P 500 Index Master Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
S&P 500 Index Master Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
S&P 500 Index Master Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[2]
S&P 500 Index Master Portfolio | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2],[3]
S&P 500 Index Master Portfolio | Short Term Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
S&P 500 Index Master Portfolio | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[2]
Treasury Money Market Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Treasury Money Market Master Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
Treasury Money Market Master Portfolio | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Money Market Master Portfolio | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Money Market Master Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Money Market Master Portfolio | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Money Market Master Portfolio | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Money Market Master Portfolio | Commercial Papers [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Money Market Master Portfolio | Time Deposits [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Money Market Master Portfolio | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Money Market Master Portfolio | Municipal Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
[3]	Ten largest sectors are presented. Additional sectors are found in Other.